One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

February 25, 2019

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 86 to File No. 2-67464

Ladies and Gentlemen:

Attached hereto is post-effective amendment 86 to File number 2-67464. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to reflect name changes and a subadviser change for the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio) and the equity component of the ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), from Suffolk Capital Management, LLC to BlackRock Investment Management, LLC (“BlackRock”) and a subadviser change for the ON Equity Portfolio from ClearBridge Investments, LLC to BlackRock. We hereby request selective review of post-effective amendment no. 86 pursuant to SEC Release No. 33-6510 (February 15, 1984). An amendment pursuant to Rule 485(b) will be filed later to update financial information and make certain other non-material changes.

In support of its request, the registrant notes that apart from the changes noted above limited to the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), and ON Equity Portfolio, the information relating to the remaining 20 of 25 portfolios remains unchanged (except for typographical errors and other non-material changes) from the information in the currently effective registration statement previously reviewed by the Commission. Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes to the ON BlackRock Advantage Large Cap Core Portfolio (formerly ON Bristol Portfolio), ON BlackRock Advantage Large Cap Growth Portfolio (formerly ON Bristol Growth Portfolio), ON BlackRock Advantage Small Cap Growth Portfolio (formerly ON Bryton Growth Portfolio), ON BlackRock Balanced Allocation Portfolio (formerly ON Omni Portfolio), and the ON Equity Portfolio, and that, to the extent the staff has reviewed the existing disclosures relating to the other 20 of 25 portfolios, it will already be familiar with the information contained.

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel